DEBT - Term loan (Details) - USD ($) $ in Millions							1 Months Ended	9 Months Ended		12 Months Ended
	Feb. 07, 2020	Mar. 17, 2017	Mar. 01, 2017	Feb. 09, 2017	Nov. 30, 2016	Oct. 17, 2016	Dec. 31, 2017	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	May 31, 2019
Debt Instrument [Line Items]
Repayment of debt	$ 1,464.0
Debt carrying amount										$ 3,585.2
Long-term Debt								$ 2,256.8		3,467.3	$ 3,427.8
Debt issuance cost								$ 11.2	$ 0.0	0.0	0.0	$ 39.6
Debt instrument, Percentage						9.25%
Base Rate [Member] | Minimum
Debt Instrument [Line Items]
Debt variable interest rate					2.00%
Term Loan due 2023
Debt Instrument [Line Items]
Debt instrument face amount					$ 2,320.0
Repayment of debt			$ 500.0	$ 75.0
Debt carrying amount				2,245.0						2,070.0	2,070.0
Percentage of loan amortize in quarterly installments per annum		1.00%	1.00%
Long-term Debt		$ 325.0					$ 2,070.0					2,070.0
Net Leverage ratio		3.05
Lender fees			$ 8.7
Consent fee												99.0
Legal and administrative fee												$ 6.2
Debt issuance cost			$ 29.2				$ 4.2
Term Loan due 2023 | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt variable interest rate		4.00%
Term Loan due 2023 | Base Rate [Member]
Debt Instrument [Line Items]
Debt variable interest rate		3.00%
9.250% Senior notes due 2024
Debt Instrument [Line Items]
Debt instrument face amount						$ 750.0
Debt carrying amount										750.0	750.0
Percentage of aggregate principal at a redemption price						100.00%
Percentage of outstanding aggregate principal redemption						100.00%
12.00%/13.00% PIK notes due 2022
Debt Instrument [Line Items]
Debt instrument face amount				500.0
Repayment of debt				$ 75.0
Debt carrying amount										500.0	500.0
Debt instrument, Percentage				13.00%
12.00%/13.00% PIK notes due 2022 | Minimum
Debt Instrument [Line Items]
Debt instrument, Percentage				12.00%
ABL Revolving Credit Facility
Debt Instrument [Line Items]
Debt carrying amount										145.2	$ 245.1
Credit facility maximum borrowing capacity					$ 400.0					455.0
Remaining credit facility										95.0
Percentage of interest payable onaverage daily unused portion					0.25%
Credit facility availabile										287.2
Credit facility aggregate principal amount										22.6
ABL Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Debt variable interest rate					1.75%
Increase in credit facility commitments					$ 150.0
ABL Revolving Credit Facility | London Interbank Offered Rate (LIBOR) [Member] | Minimum
Debt Instrument [Line Items]
Debt variable interest rate					1.75%
ABL Revolving Credit Facility | London Interbank Offered Rate (LIBOR) [Member] | Maximum
Debt Instrument [Line Items]
Debt variable interest rate					0.75%
ABL Revolving Credit Facility | FILO tranche [Member] | Minimum
Debt Instrument [Line Items]
Debt variable interest rate					2.75%
10.00% notes due 2024
Debt Instrument [Line Items]
Debt instrument face amount													$ 120.0
Debt carrying amount										$ 120.0
Debt instrument, Percentage													10.00%